VESSEL (Tables)	12 Months Ended
Dec. 31, 2013
Vessels And Equipment Net [Abstract]
Property, plant and equipment

(in thousands of $)	2013	2012
Cost	86,716	86,716
Accumulated depreciation	(46,136)	(43,270)
	40,580	43,446